Financial liabilities - Narrative (Details) € in Millions, $ in Millions		6 Months Ended
	May 12, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Apr. 25, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	May 12, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities		€ 40,636		€ 29,873
Banco Santander, S.A., May 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 1,578
US Dollar | Banco Santander, S.A., May 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 828				$ 1,000
Interest rate	4.75%				4.75%
Initial interest rate term	6 years	6 years
Reprice term	5 years	5 years
Adjustment to reference rate, after initial interest rate period	3.753%				3.753%
Reference rate	5-year UST	5-year UST
Euro | Banco Santander, S.A., May 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 750
Interest rate	4.125%				4.125%
Initial interest rate term	7 years	7 years
Reprice term	5 years	5 years
Adjustment to reference rate, after initial interest rate period	4.311%				4.311%
Reference rate	5-year Euro mid-swap	5-year Euro mid-swap
Euro | Issuance By Banco Santander S.A. In April 2017
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities			€ 750